Taxation	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Taxation
16 - TAXATION

Taxation charge	$ million
	2019	2018	2017
Current tax:
Charge in respect of current period	7,597	10,415	7,204
Adjustments in respect of prior periods	(1)	60	(613)
Total	7,596	10,475	6,591
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	1,377	1,438	(4,102)
Relating to changes in tax rates and legislation	(67)	(157)	2,004	[A]
Adjustments in respect of prior periods	147	(41)	202
Total	1,457	1,240	(1,896)
Total taxation charge	9,053	11,715	4,695

[A] Mainly in respect of the US Tax Cuts and Jobs Act.

Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods.

Reconciliation of applicable tax charge at statutory tax rates to taxation charge			$ million
	2019	2018	2017
Income before taxation	25,485	35,621	18,130
Less: share of profit of joint ventures and associates	(3,604)	(4,106)	(4,225)
Income before taxation and share of profit of joint ventures and associates	21,881	31,515	13,905
Applicable tax charge at standard statutory tax rates [A]	7,214	11,641	4,709
Adjustments in respect of prior periods	146	19	(411)
Tax effects of: [B]
Expenses not deductible for tax purposes	1,493	1,176	1,000
Derecognition/(recognition) of deferred tax assets	846	(381)	(957)
Incentives for investment and development [A]	(757)	(557)	(527)
Disposals	(235)	(524)	(910)
Income not subject to tax at standard statutory rates	159	(286)	(359)
Changes in tax rates and legislation	(67)	(157)	2,004
Exchange rate differences	(34)	623	320
Other reconciling items	288	161	(174)
Taxation charge	9,053	11,715	4,695
[A] Incentives for investment and development include conditional preferential tax rates to attract investment, uplift on carried forward losses and capital expenditure, investment tax allowances and credits for research and development. Up to and including 2018, preferential tax rates were reported within the applicable tax charge at standard statutory tax rates. Comparative numbers for 2018 and 2017 were reclassified to conform with the current year presentation.
[B] The tax effect categories have changed to provide better insights. Comparative numbers for 2018 and 2017 were reclassified to conform with the current year presentation.

The weighted average of statutory tax rates was 33% in 2019 (2018: 37% as revised; 2017: 34% as revised). Compared with 2018, the decrease in the rate reflects a higher proportion of earnings in the Downstream and Integrated Gas segments, subject to relatively lower tax rates than earnings in the Upstream segment. In addition, a higher proportion of Integrated Gas income was earned in countries with relatively lower statutory tax rates.

Taxes payable		$ million
	Dec 31, 2019	Dec 31, 2018
Income taxes	3,478	3,990
Sales taxes, excise duties and similar levies	3,215	3,507
Total	6,693	7,497

Included in other receivables at December 31, 2019 was income tax receivable of $1,328 million (2018: $1,042 million) (see Note 11).

2019 - Deferred tax						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2019 (as previously published)	5,902	3,718	12,167	3,310	4,233	29,330
Impact of IFRS 16	(43)	—	—	—	43	—
At January 1, 2019 (as revised)	5,859	3,718	12,167	3,310	4,276	29,330
(Charge)/credit to income	15	(521)	(647)	(76)	10	(1,219)
Currency translation differences	56	6	57	(8)	(2)	109
Other	(550)	(189)	52	434	77	(176)
At December 31, 2019	5,380	3,014	11,629	3,660	4,361	28,044
Deferred tax liability
At January 1, 2019 (as previously published)		(27,771)		(1,674)	(2,625)	(32,070)
Impact of IFRS 16		144		—	(144)	—
At January 1, 2019 (as revised)		(27,627)		(1,674)	(2,769)	(32,070)
(Charge)/credit to income		(227)		46	(57)	(238)
Currency translation differences		(129)		(6)	(5)	(140)
Other		(57)		541	(78)	406
At December 31, 2019		(28,040)		(1,093)	(2,909)	(32,042)
Net deferred tax liability at December 31, 2019						(3,998)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2019
Deferred tax asset						10,524
Deferred tax liability						(14,522)

2018 - Deferred tax						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2018	6,182	3,379	13,684	3,868	4,144	31,257
(Charge)/credit to income	166	345	(553)	14	119	91
Currency translation differences	(177)	(32)	(462)	(93)	(42)	(806)
Other	(269)	26	(502)	(479)	12	(1,212)
At December 31, 2018	5,902	3,718	12,167	3,310	4,233	29,330
Deferred tax liability
At January 1, 2018		(26,904)		(742)	(2,827)	(30,473)
(Charge)/credit to income		(1,751)		180	240	(1,331)
Currency translation differences		409		24	36	469
Other		475		(1,136)	(74)	(735)
At December 31, 2018		(27,771)		(1,674)	(2,625)	(32,070)
Net deferred tax liability at December 31, 2018						(2,740)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2018
Deferred tax asset						12,097
Deferred tax liability						(14,837)

The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.

Other movements in deferred tax assets and liabilities principally relate to acquisitions, sales of non-current assets and businesses, and amounts recognised in other comprehensive income.

The deferred tax category 'Other' primarily includes deferred tax positions in respect of leases, financial assets and liabilities, inventories, intangible assets and investments in subsidiaries, joint ventures and associates.

The amount of deferred tax assets dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where Shell has suffered a loss in the current or preceding year, was $8,773 million at December 31, 2019 (2018: $9,979 million). It is considered probable based on business forecasts that such profits will be available.

Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates amounted to $6,356 million at December 31, 2019 (2018: $3,951 million). These retained earnings are subject to withholding tax upon distribution. The increase of the amount compared with 2018 is related to a change in the withholding tax legislation, as a result of which a larger part of the undistributed retained earnings will be subject to withholding tax.

Unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $33,068 million at December 31, 2019 (2018: $30,010 million as revised) including amounts of $24,295 million (2018: $22,704 million as revised) that are subject to time limits for utilisation of five years or later, or are not time limited.

Futhermore, there are unrecognised losses for Petroleum Resource Rent Tax ("PRRT") in Australia, amounting to $36,905 million as at the end of the most recent PRRT fiscal year (June 30, 2019). In 2018, a portion of the PRRT losses amounting to $4,900 million was included in the amount of the unrecognised deductible temporary differences, unused tax losses and credits carried forward. Based on business forecasts at existing commodity price levels, and the annual augmentation of the unused PRRT losses, this amount is expected to increase in the near future.